INCOME TAX (Details - Components of deferred tax assets) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Net operating loss (NOL) carryforwards:
Less: Valuation allowance	$ (2,975,000)	$ (2,887,000)	$ (2,839,000)	$ (6,379,000)
Total deferred tax assets	0	0
MALAYSIA
Net operating loss (NOL) carryforwards:
Bangladesh	2,888,000	2,800,000
BANGLADESH
Net operating loss (NOL) carryforwards:
Bangladesh	$ 87,000	$ 87,000